LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease
LEASE

11. LEASE

The Company leases its office on a monthly basis. The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.16 to 3.19 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 0.75 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.37 to 3.42 years.

Runcangsheng leases its office under an operating lease arrangement. The lease has a remaining lease term of approximately 2.92 years.

Balance sheet information related to the Company’s leases is presented below:

	March 31, 2023	December 31, 2022
Operating Leases
Operating lease right-of-use assets	$811,021	$999,285

Operating lease liabilities – current	$748,331	$883,583
Operating lease liability – non-current	179,631	194,725
Total operating lease liabilities	$927,962	$1,078,308

The following provides details of the Company’s lease expenses:

	Three Months Ended March 31,
	2023	2022
Operating lease expenses	$210,334	$229,242

Other information related to leases is presented below:

	Three Months Ended March 31,
	2023	2022
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$186,473	203,673

Weighted Average Remaining Lease Term:
Operating leases	1.36 years	2.11 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023 (excluding the three months ended March 31, 2023)	$729,243
2024	136,646
2025	62,162
2026	23,986
Total lease payments	952,037
Less: imputed interest	(24,075)
Total lease liabilities	927,962
Less: current portion	(748,331)
Lease liabilities – non-current portion	$179,631

11. LEASE

Concurrent with the completion of the sale of its rights to a portion of a building completed in 2019, the Company entered into an agreement to lease a portion of the building back from the buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.41 to 3.44 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 1.00 year.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.37 to 3.67 years.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$999,285	$2,049,775

Operating lease liabilities – current	$883,583	$848,230
Operating lease liability – non-current	194,725	1,138,710
Total operating lease liabilities	$1,078,308	$1,986,940

The following provides details of the Company’s lease expenses:

	Years Ended December 31,
	2022	2021
Operating lease expenses	$837,425	$411,607

Other information related to leases is presented below:

	Years Ended December 31,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$710,865	$473,508

Weighted Average Remaining Lease Term:
Operating leases	1.45 years	2.32 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023	$899,044
2024	127,361
2025	53,196
2026	22,433
Total lease payments	1,102,034
Less: imputed interest	(23,726)
Total lease liabilities	1,078,308
Less: current portion	(883,583)
Lease liabilities – non-current portion	$194,725